UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.		Name and address of issuer:

BNY MELLON FUNDS TRUST
200 Park Avenue
New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.		Investment Company Act File Number: 811-09903

Securities Act File Number: 333-34844

4(a).		Last day of fiscal year for which this notice is filed:

August 31, 2008

4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.

BNY MELLON Balanced Fund – Investor Shares
5.		Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,182,843
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (922,749)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (922,749)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 1,260,094
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ -0-
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 49.52
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N\A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 49.52
=============

BNY MELLON Balanced Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 46,679,955
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (31,106,353)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (96,017,038)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (127,123,391)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (80,443,436)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N\A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

BNY MELLON Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,632,301
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (3,837,335)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (0)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (3,387,335)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (1,205,034)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ -0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

BNY MELLON Bond Fund – M Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 228,004,531
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (187,604,496)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (0)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (187,604,496)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 40,400,035
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(0)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 1,587.72
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ -0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 1,587.72
=============

BNY MELLON Emerging Markets Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 10,204,325
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (10,890,865)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (956,103)
		repurchased during any PRIOR fiscal year ending no	---------------

earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ (11,846,968)
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (1,642,643)
years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0000393
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$	-0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$	0
=============
BNY MELLON Emerging Markets Fund – MPAM Shares
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 449,162,070
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (367,680,477)
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	-$ (367,680,477)
and 5(iii):	--------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 81,481,593
[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$ -0-

		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 3,202.23
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ -0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 3,202.23
=============

BNY MELLON Income Stock Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,303,114
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (1,011,025)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (1,011,025)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 292,089
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$-0-
		years – if Item 5(I) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 11.48
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 11.48
=============

BNY MELLON Income Stock Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 60,544,068
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$ (165,171,342)
---------------
	(iii)	Aggregate price of securities redeemed or
		repurchased during any PRIOR fiscal year ending no	$ (174,120,066)
		earlier than October 11, 1995 that were not	---------------
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii):	-$ (339,291,408)
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(278,747,340)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ -0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

BNY MELLON Intermediate Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,686,853
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (3,017,144)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$(3,017,144)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	(330,291)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

0
	(viii)	Registration fee due (multiply Item 5(v) by Item	==============
5(vii) (enter “0” if no fee is due):

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

BNY MELLON Intermediate Bond Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 205,173,400
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (154,644,870)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (154,644,870)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 50,528,530
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$-0-
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 1,985.77
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ -0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 1,985.77
=============

BNY MELLON International Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 14,513,276
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$ (17,717,637)
---------------
	(iii)	Aggregate price of securities redeemed or

repurchased during any PRIOR fiscal year ending no	$ -0-
earlier than October 11, 1995 that were not	---------------
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (17,717,637)
and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future	$ (3,204,361)
years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	X	.0000393
Instruction C.9):	--------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$	0
=============
BNY MELLON International Fund – MPAM Funds
5.	Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 787,791,875
fiscal year pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or	$ (781,527,245)
repurchased during the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or	$ -0-
repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (781,527,245)
and 5(iii):	--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 6,264,630
[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ -0-
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 246.20
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ n/a
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 246.20
=============

BNY MELLON Large-Cap Stock Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 7,655,255
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (6,626,069)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (6,626,069)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 1,029,186
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 40.45
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 40.45
=============

BNY MELLON Large-Cap Stock Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 567,372,699
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (283,003,054)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (229,494,416)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (512,497,470)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 54,875,229
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$-0-
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 2,156.60
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 2,156.60
=============

BNY MELLON Massachusetts Intermediate Municipal Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,405,445
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,958,561
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 6,340,782
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 8,299,343
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(6,893,898)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

=$ 0
=============
BNY MELLON Massachusetts Intermediate Municipal Bond Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 96,888,609
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$69,729,479
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$69,729,479
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$27,159,130
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$1,067.35
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$1,067.35
==============

BNY MELLON Massachusetts Intermediate Municipal Bond Fund – Dreyfus Premier Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$517
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$0
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 1,186,858
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,186,858
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(1,186,341)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

BNY MELLON Mid-Cap Stock Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 12,157,575
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (10,854,203)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$-0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (10,854,203)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 1,303,372
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ -0-
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 51.22
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+ $	N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=	51.22
=============

BNY MELLON Mid-Cap Stock Fund – Premier Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 506,126
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (1,774,328)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (7,912,322)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (9,686,650)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ N/A
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(9,180,524)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0.00

		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+ $-0-
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0.00
=============

BNY MELLON Mid-Cap Stock Fund – M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 552,391,071
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (342,230,172)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ (342,230,172)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 210,160,899
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 8,259.32
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 8,259.32
==============

BNY MELLON Money Market Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 747,753.21
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 513,869.46
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 513,869.46
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 233,883.75
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .00003930
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 9.19
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 9.19
=============

BNY MELLON Money Market Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 2,209,831,382.11
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,877,235,782.10
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 1,877,235,782.10
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 332,595,600.01
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .00003930
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 13,071.01
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 13,071.01
=============

BNY MELLON National Municipal Money Market Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 23.02
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not

previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ -0-
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 23.02
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .00003930
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

BNY MELLON National Municipal Money Market Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 3,276,853,081.38
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 2,586,121,590.28
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 2,586,121,590.28
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 690,731,491.10
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------

[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .00003930
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 27,145.75
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 27,145.75
=============

BNY MELLON National Short-Term Municipal Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,048,247
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,026,906
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$-0-
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$21,341
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$( -0- )
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ .84
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$.84
BNY MELLON National Intermediate Municipal Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$5,039,193
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$8,829,522
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$13,005,748
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$21,835,270
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(16,796,077)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

BNY MELLON National Intermediate Municipal Bond Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$260,458,821
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$161,964,429
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$161,964,429
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$98,494,392
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(-0-)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$3,870.83
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 3,870.83
=============

BNY MELLON National Intermediate Municipal Bond Fund – Dreyfus Premier Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$2,109
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$44,879
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 3,492,447
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$3,537,326
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(3,535,217)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============
BNY MELLON National Short–Term Municipal Bond Fund – Class M
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 76,593,888
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 55,029,033
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 72,573,424
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$127,602,457
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(51,008,569)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	X .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

BNY MELLON Pennsylvania Intermediate Municipal Bond Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 1,220,050
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 1,067,910
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 3,113,525
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 4,181,435
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (2,961,385)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0

=============
BNY MELLON Pennsylvania Intermediate Municipal Bond Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 53,973,652
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 94,511,512
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 230,624,458
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ 325,135,970
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(271,162,318)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

BNY MELLON Short-Term U.S. Government Securities – Investor Shares
5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the	$ 343,584
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (392,564)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (141,607)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (534,171)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (190,587)
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0
=============

BNY MELLON Short-Term U.S. Government Securities Fund – M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 29,682,719
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (26,272,918)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (41,493,580)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (67,766,498)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(38,083,779)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 0

=============

BNY MELLON Small-Cap Stock Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 3,250,297
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (3,661,275)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (966,809)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (4,628,084)
		and 5(iii):	--------------

	(v)	Net Sales – if Item 5(I) is greater than Item 5(iv)	$ -0-
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$(1,377,787)
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
		Instruction C.9):	--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+ $ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
-------------

BNY MELLON Small Cap Stock Fund – MPAM Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 279,314,783
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (165,452,779)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ (96,671,499)
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not

previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (262,124,278)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 17,190,505
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$-0-
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
Instruction C.9):
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 675.59
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+ $ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 675.59
=============

BNY MELLON U.S. Core Equity 130/30 Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 4,745
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ -0-
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 4,745
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$-0-

		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
Instruction C.9):
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ .19
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+ $ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ .19
=============

BNY MELLON U.S. Core Equity 130/30 Fund – Class M Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 186,351,055
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ (14,890,330)
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	-$ (14,890,330)
		and 5(iii):	--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 171,460,725
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$-0-
		years – if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x .0000393
Instruction C.9):
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 6,738.41
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+ $ N/A
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 6,738.41
=============

TOTAL FOR ALL:	=$ 70,169.67
==============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Jeff Prusnofsky

Jeff Prusnofsky
Vice President and Assistant Secretary

Date: November 24, 2008

* Please print the name and title of the signing officer below the signature.